Long-Term Prepaid Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Prepaid Expenses [Abstract]
Schedule of Long-Term Prepaid Expenses

Long-term prepaid expenses were comprised of the following:

	June 30, 2026	December 31, 2025
Prepaid expenses for public infrastructure	$7,345,901	$7,351,489
Less: accumulated amortization	(598,555)	(517,327)
Total	$6,747,346	$6,834,162